Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

May 25, 2005

Thomas A. Jones
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Pricester.com, Inc.
      Amendment 7 to Registration Statement on
      Form SB-2
      File No. 333-118993

Dear Mr. Jones:

Pursuant to the S.E.C. letter dated May 5, 2005, please note the following:

General
1.   The prospectus summary has been revised to clarify Pricester
Nevada is the registrant.

The Offering.     Pricester.com, Inc., a Nevada
corporation is registering 3,214,620
common shares on behalf of selling
shareholders

Pricester Nevada common
          stock outstanding     22,306,870

Pricester Nevada
   Operations.          Pricester Nevada, the surviving
corporation, had no significant
operations and had no control over the
operations of Pricester.com, Inc., a
Florida corporation prior to the merger
of Pricester Florida on February 9,
2005 into Pricester Nevada corporation
for the next twelve months.

Additional revisions have been made throughout the document to clarify Pricester Nevada is the registrant.

2. Pricester Nevada does not have any compensation plans (including individual compensation arrangements whether or not set form in any formal document) under which equity securities of Pricester Nevada are authorized for issuance to employees or non-employees in consideration
in the form of goods or services.   As a result, no additional
disclosure has been made.

Prospectus Summary
3. The disclosure has been revised on pages 4 and 14 for accuracy and updated to March 31, 2005 as follows:
     Page 4
Pricester Nevada is a development stage company and has a
lack of material revenues.   Our products and services
have been active since January 2004 and have only generated revenue of $9,098 the year ended December 31, 2004 and $5,191 for the three months ended March 31, 2005.

     Page 14
For the three months ended March 31, 2005, Yahoo, Inc. had revenues of $1,173,742, Amazon.com, Inc. had net sales of $1,530,000,000 and eBay, Inc. had net revenue of $1,031,724,000 compared to our minimal revenue of $5,191.

We may not be successful in expanding the number . . . services
4. The reference to "we could loose . . . providers" has been revised to correct the misspelling.

Technological or other assaults on our service could harm our business
5. The fact that no attempts to overload the system have occurred has been disclosed as follows:

We are vulnerable to coordinated attempts to overload our systems with data, resulting in denial or reduction of service to some or all of our users for a period of time.
Although there have been no known attempts to overload or assault our network, any such event could reduce our revenue and harm our operating results and financial condition.


Business
6.   The disclosure has been expanded as follows:

Pricester Nevada is a development stage company and has a
lack of material revenues.   Our products and services
have been active since January 2004 and have only
generated revenue of $9,098 for the year ended December
31, 2004 and $5,191 for the three months ended March 31,
2005.   Pricester.com has yet to generate substantial
revenue because our primary marketing objective has been
to first build a large gathering of web based vendors,
traditional small businesses, and established national
retailers, to offer a diverse and extensive variety of
goods and services.   We have attracted upwards of 7,800
websites to date with over 47,000 item listings and have
secured affiliations with such retailers as Walmart,
Target, Macys and Petsmart.   We are preparing to list
upwards of 250,000 products in the next 30 days.   As we
acquire new relationships with retailers and attract more
small businesses to the site, more and more products and
services as well as vendor websites will be listed on our
site.   Once these product offerings are made, and the
thousands of vendors are in place ready to open their doors to the public, Pricester Nevada will follow up with the implementation of marketing strategies that include national television, radio and Internet marketing designed to bring the buyers and the sellers together.

7. The disclosure regarding the structure of the sliding scale for store transaction fees, reverse auctions and request for quotes has been clarified as follows:

*The 1-4% sliding scale operates as follows:
   - Transactions ranging from $.01 through $400 are charged at 4% of the transaction
   - Transactions ranging from $400.01 through $1,000 are charged at 3.25% of the transaction
   - Transactions ranging from $1000.01 through $5,000 are charged at 3% of the transaction
   - Transactions ranging from $5,000.01 through $50,000 are charged at 1.5% of the transaction
   - Transactions ranging from $50,000.01 through $1,000,000 are charged at 1% of the transaction

Additionally, the disclosure has been revised to state that Pricester Nevada is unaware of any allegations of infringement concerning the reverse auction service.

Pricester Products and Services
8.   The disclosure has been revised as follows:

On March 15, 2004, we entered into a public relations
agreement with Proby Associates, Inc. to provide public
relations services.  The term of the agreement was six
months with an additional six months on mutual agreement
of the parties.   We paid Proby Associates, Inc. an
aggregate of $35,000 in cash ($17,500) and stock
($17,500) for their services through September 15, 2004.
We owe Proby Associates, Inc. $5,000 per month for the
second six months of services in cash or in stock.  No
additional payments directly from Pricester Nevada have
been made to date.  On April 1, 2005, Joe Puentes, an
officer and director of Pricester Nevada transferred
32,000 common shares held by him to Proby for services
rendered from September 15, 2004 through March 15, 2005.
In order not to increase the number of outstanding
Pricester Nevada common shares, Mr. Puentes agreed to pay
Proby with Pricester Nevada common shares held by Mr.
Puentes personally.   There are no amounts owed to Mr.
Puentes for his actions.   The Proby contract has not
been extended and no further payments are due and owing.

Plan of Operations
9. The second and third sentences of comment 23 were previously answered in the final paragraph of the Plan of Operation as follows:

To date, we have completed a minute commercial and a 30 minute infomercial and we are presently screening call centers to
receive and process telephone orders.   We also intend to
secure PI (Per Inquiry) deals with TV, Radio, Newspapers and
Magazines on a commission only basis.   These deals will not
require commission payments unless they generate sales.   More
Media Direct has negotiated PI spots on various networks.
This program is on hold until we successfully reach an agreement with a call center.

10.   The disclosure has been revised for consistency and accuracy.

11.   The disclosure has been revised to eliminate the projections.
As a result, no additional revisions have been made regarding the basis ad format.


Executive Compensation
12. The following discloses which officers and directors received the remaining compensation in 2004.

                                  Compensation 2004
                                  Salary      Stock

President & CFO, Joe Puentes      $53,258           0
Bernard Gutman, Chairman          $44,374           0
Edward C. Dillon, Executive VP    $17,224   1,500,000
Nelson Stark,
   Secretary & Treasurer          $19,850       15,000
Edward J. Dillon, Director              $0       5,000
Howard Neu, Director                    $0           0
Robert Petrocelli, Director             $0           0

The board of directors have met and decided to remove any existing stock option plan.

Note 14.   Common Stock Options.
13. We have reviewed the Black-Scholes calculation and are valuing the options at $0.01 each. Footnote 14 (below) has been revised.

NOTE 14. COMMON STOCK OPTIONS

In August 25, 2004, the company issued to corporate officers and directors, options to purchase 1,010,000 shares of restricted common stock at an exercise price $.40 per share, expiring within one year of the effective date of the registration.

In November 18, 2004, the company issued to corporate officers, options to purchase 15,000 shares of restricted common stock at an exercise price $.40 per share, expiring within one year of the effective date of the registration.

The following table summarized options outstanding at Dec. 31, 2004:

                Price     Number                      Life
                -----     ------                      -----
                   $.40  1,025,000                1 year after
                                            effective registration

As allowed by Statement of Financial Accounting Standards No. 123, Accounting for Stock-Based Compensation, the Company has elected to continue to apply the intrinsic-value-based method of accounting. Under this method, the Company measures stock based compensation for option grants to employees assuming that options granted at market price at the date of grant have no intrinsic value. Restricted stock awards were valued based on the discounted market price of a share of non-restricted stock on the date earned. No compensation expense has been recognized for stock-based incentive compensation plans other than for restricted stock awards pursuant to executive employment agreements and board of director fees pursuant to the Director Compensation Plan. No compensation expense was recorded for any non-plan restricted stock options. Had compensation expense for the Company's stock options under the stock-based incentive compensation plans described above been recognized based upon the fair value for awards granted, the Company's net (loss) would have been increased to the following pro forma amounts:

                                                   December 31,
                                                 2004       2003
                                                 ----       ----
Net (Loss) as Reported                      $ (1,343,345) $(356,964)

Stock-Based Compensation Expense                  10,250         -0-
(Net of Tax) (a)                               ---------   ---------

Pro Forma Net (Loss)                        $ (1,353,595) $(356,964)
                                             ===========  =========

(Loss) per Share: Basic as Reported         $       (.07)  $   (.02)
 and Pro Forma                               ===========  =========

(a) As a result of the Company's lack of common stock trading performance in each of the respective years in this table, the overall strike prices of the outstanding options, and the uncertainty about its future economic performance, management has deemed the fair value per option to be $.01, based on the Black-Scholes option valuation model calculation.

Additionally, based on our telephone conversation on May 6, 2005, please note:

1. Item 27 has been revised to reconcile the footnotes with the disclosure.

2. The discussion of the material terms of the third party provider agreements has been revised for accuracy. However, please be advised that there is no signed agreement with CI Host. The terms and conditions of use provided by CI Host were filed as an exhibit in the prior amendment.

Additionally, the World Choice Travel agreement filed as an exhibit in the prior amendment is the first and only agreement we have entered
into with World Choice Travel.   We have not been able to ascertain
exactly why the agreement has the language [Override Agreement] in the
upper right hand corner of the agreement.   World Choice Travel
verbally indicated that they term the compensation paid to Pricester Nevada as an override payout based on the services Pricester Nevada sells its members but there is no reference to this fact in the agreement itself.

The language has been revised for clarity as follows:

Third Party Providers.   CI Host.com, a web hosting
company provides us the hardware and software to run the
pricester.com portal.   They also provide ongoing phone
support and hardware maintenance and replacement in the
event of failure.  We have orally renewed a 12 month
lease starting as of April 8, 2005.   Our monthly lease
is $509.00.   CI Host's Terms and Conditions of Use
provide for discontinuation of services or denial of use by CI Host at any time if we were to engage in unacceptable uses or cause harm to the server or a customer.

On July 12, 2004, we entered into a written agreement
with Professional Microsystems Incorporated D/B/A as
Xcent for the development of our web based applications.
We orally agreed that any work order we submit, based on
our needs to develop and improve our current portal, is
provided at the rate of $90 per man hour.   Currently, we
do not owe any amounts to Xcent and will be placing a new
work order in the near future to address upcoming program
developments.   Pricester Nevada may terminate any open
work order by written notice to Xcent.    Xcent will be
reimbursed for costs expended to date and other costs resulting from the termination. We may also terminate the agreement for default if Xcent becomes involved in bankruptcy or other legal proceedings that in our opinion interferes with the performance of services or if Xcent fails to perform under the agreement and does not cure within ten days after receipt of written notice from Pricester Nevada.

3. The facts surrounding the sale of 3,000,000 common shares on April 1, 2005 by Bernard Gutman to Joe Puentes and the subsequent transfers on and after April 1, 2005 by Mr. Puentes have been discussed under Certain Transactions as follows:

In March 2004, Joe Puentes, an officer and director of Pricester Nevada, sold 3,500,000 Pricester Florida common shares to Bernard Gutman, an officer and director of Pricester Nevada for $.00001 per
common share.   On April 1, 2005, Bernard Gutman, chairman and director
of Pricester Nevada sold 3,000,000 of those now 3,500,000 Pricester Nevada common shares back to Joe Puentes, an officer and director of Pricester Nevada for $.00001 per common share.

On April 1, 2005, Mr. Puentes transferred the following Pricester
Nevada common shares held by him on behalf of Pricester Nevada for no consideration to:

        Edward C. Dillon, an officer and director       1,510,000
        James DePelesi                                    250,000
        Dennis Jordan                                     250,000
        Howard Neu, a director                            100,000
        Bay Proby & Associates                             32,000

In order not to increase the number of outstanding Pricester Nevada common shares prior to completion of this offering, Mr. Puentes agreed to compensate the above individuals and entities with common shares
held by Mr. Puentes personally on behalf of Pricester Nevada.   There
are no amounts owed to Mr. Puentes for his actions.

Please note, Mr. Gutman sold his shares back to Mr. Puentes due to health issues.

4.   The selling shareholders table has been revised for date accuracy.

5. The Recent Sale of Restricted Securities section has been revised to footnote the relationship between the Dillons. Note, the spelling of Nicole Dillin's married name is correct.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require any further information or documentation regarding the above.


Very truly yours,

Jody M. Walker, Attorney At Law